COMMITMENTS - Schedule of commitments (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Commitments related to purchases of raw materials and energy	$ 17,584	$ 17,115
Guarantees, pledges and other collateral	9,389	9,116
Capital expenditure commitments	1,226	1,313
Other commitments	1,726	1,915
Total	$ 29,925	$ 29,459